Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2019
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

10. Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2018 and 2019:

	December 31,	December 31,
	2018	2019
	RMB’000	RMB’000
Accrued professional fees	780	27,788
Accrued office rental expense	2,483	2,337
Accrued employee welfare expense, meal and travel expense	899	714
Guarantee deposits	45	410
Others	945	2,059
Total	5,152	33,308